Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Plant and Equipment	The estimated useful lives of the plant and equipment are as follows:
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	42-52 months

Schedule of Foreign Currency Translation

Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	12312020	12302019
Year end RMB: US$ exchange rate	6.52765	6.96676
Annual average RMB: US$ exchange rate	6.99410	6.89955